Non-Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Non-Current Financial Assets
Schedule of non-current financial assets

	December 31,
	2023	2022
Cost at opening balance	11,210	3,915
Additional acquisition	1,560	7,064
Reclassification from current receivables	12,214	—
Disposal for the year	(602)	—
Exchange differences	(181)	231
Net book value	24,201	11,210